Related Parties Balances and Transactions (Tables)	9 Months Ended
Jun. 30, 2017
Related Parties Balances and Transactions [Abstract]
Schedule of amount due to related party
	June 30, 2017	September 30, 2016

BioLite, Inc	$-	$6,500,000
BioFirst Corporation	950,000	-
YuanGene Corporation	3,000	-
Balance as at the ended of the period / year	$953,000	$6,500,000

Schedule of related party transactions
	June 30, 2017	September 30, 2016

BioFirst Corporation	$950,000	$-
YuanGene Corporation	3,000	-
Total	$953,000	$-